Impairment loss on marketable securities and investments in associated companies (restated) (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The table below summarizes the total impairments of investments during the years ending December 31, 2016, 2015 and 2014:

	Year ended December 31,
(In US$ millions)	2016	2015	2014
		Restated
Impairments of Marketable securities (refer to Note 14)
Seadrill Partners - Common Units	153	574	—
SapuraKencana	—	178	—
Total impairment of marketable securities investments (reclassification from OCI)	153	752	—

Impairments of Investment in associated companies and joint ventures (refer to Note 17)
Seadrill Partners - Total direct ownership investments	400	302	—
Seadrill Partners - Subordinated units	180	125	—
Seadrill Partners - Seadrill member interest and IDRs	73	106	—
SeaMex Limited	76	—	—
Itaunas Drilling, Camburi Drilling, and Sahy Drilling	13	—	—
Total impairment of investments in associated companies and joint ventures	742	533	—

Total impairment of investments	895	1,285	—
At the year end the share of recorded equity in the statutory accounts of the Company’s associated companies were as follows:

(In US$ millions)	December 31, 2016	December 31, 2015	December 31, 2014
Archer	15	79	218
Seabras Sapura Participacoes	47	24	24
Seabras Sapura Holding	77	19	6
Seadrill Partners (1)	N/A	N/A	N/A
Seamex	218	200	—
Total	357	322	261

(1)
The Company accounts for its direct interests in operating subsidiaries of Seadrill Partners, and its ownership of Seadrill Partners Subordinated Units, under the equity method. The Company’s share of Seadrill Partner’s recorded equity consists of the equity attributable to non-controlling interests in Seadrill Partners, and additionally a proportionate share of equity attributable to Seadrill Partners’ unitholders.

The equity attributable to non-controlling interest in Seadrill Partners as at December 31, 2016 was $1,343 million (December 31, 2015: $1,133.1 million). Seadrill’s holding in the subordinated units represents 18.0% of the limited partner interests in Seadrill Partners. Total equity attributable to Seadrill Partners unitholders as at December 31, 2016 was $1,193 million (December 31, 2015: $964.3 million).
At year-end the book values of the Company’s investment in associated companies are as follows:

(In US$ millions)	December 31, 2016	December 31, 2015
		Restated
Archer	—	—
Seabras Sapura Participacoes	47	29
Seabras Sapura Holding	227	158
Itaunas Drilling	—	3
Camburi Drilling	—	6
Sahy Drilling	—	4
Seadrill Partners - Total direct ownership interests	1,537	1,769
Seadrill Partners - Subordinated units	157	293
Seadrill Partners - Seadrill member interest and IDRs (1)	64	137
Seamex Ltd.	136	193
Total	2,168	2,592

(1)
The Seadrill Partners - Seadrill member interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for more information.